                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

Nancy Vann
Vice President &
Assistant Counsel

December 29, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Main Street Funds, Inc. ("Registrant")
            on behalf of Oppenheimer Main Street Fund
            Reg. No. 33-17850; File No. 811-5360
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  December 28, 2005, no changes were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 33 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on December 23, 2005.

                                                Sincerely,

                                                /s/ Nancy Vann
                                                ------------------------------------
                                                Nancy Vann
                                                Vice President &
                                                Assistant Counsel
                                                212.323.5089
                                                nvann@oppenheimerfunds.com

cc:  Mayer, Brown, Rowe & Maw LLP
     KPMG LLP
     Gloria LaFond